Document and Entity Information	Aug. 19, 2019
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001126975
Document Type	8-K
Document Period End Date	Aug. 19, 2019
Entity Registrant Name	Magellan Midstream Partners, L.P.
Entity File Number	1-16335
Entity Tax Identification Number	73-1599053
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172
City Area Code	(918)
Local Phone Number	574-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units representing limited partnership interests
Trading Symbol	MMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false